Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 194,462,244
Ending balance	201,362,691	$ 6,418,957	$ 194,462,244
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	899,961		1,019,362
Recognized in loss (profit)	(845,310)		(119,401)
Ending balance	$ 54,651		$ 899,961